FINANCIAL INSTRUMENTS - Cash Flow Reclassification of Gain (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
(Gain) loss reclassified or adjusted from cash flow hedge reserve to property, plant and equipment	$ 2.0	$ 0.2
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	10.0	(1.4)
(Gain) loss reclassified or adjusted from cash flow hedge reserve	23.2	(1.2)
Cost of sales
Disclosure of detailed information about hedging instruments [line items]
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	19.4	(1.2)
General and administrative expenses
Disclosure of detailed information about hedging instruments [line items]
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	$ 1.8	$ (0.2)